Renaissance IPO ETF
Portfolio Of Investments (Unaudited)
December 31, 2021

Shares		Value (US$)
	COMMON STOCKS - 99.7%
	COMMUNICATION SERVICES - 6.1%
	Entertainment - 2.9%
47,534	Endeavor Group Holdings, Inc. - Class A *	$1,658,461
42,032	Playtika Holding Corp. *	726,733
85,329	ROBLOX Corp. - Class A *	8,802,540
		11,187,734
	Interactive Media & Services - 3.2%
31,815	Bumble, Inc. - Class A *	1,077,256
22,499	Kanzhun Ltd. - ADR *	784,765
227,537	Pinterest, Inc. - Class A *	8,270,970
39,472	ZoomInfo Technologies, Inc. *	2,534,102
		12,667,093
		23,854,827
	CONSUMER DISCRETIONARY - 15.3%
	Automobiles - 5.5%
57,727	Rivian Automotive, Inc. - Class A *	5,985,712
166,749	Li Auto, Inc. - ADR *	5,352,643
199,806	XPeng, Inc. - ADR *	10,056,236
		21,394,591
	Hotels, Restaurants & Leisure - 2.8%
66,344	Airbnb, Inc. - Class A *	11,045,613

	Household Durables - 0.1%
9,928	Cricut, Inc. - Class A * (a)	219,310

	Internet & Direct Marketing Retail - 5.3%
31,492	Chewy, Inc. - Class A *	1,857,083
232,721	Coupang, Inc. *	6,837,343
26,252	Dada Nexus Ltd. - ADR *	345,476
59,306	DoorDash, Inc. - Class A *	8,830,664
12,500	Fiverr International Ltd. *	1,421,250
11,048	Global-e Online Ltd. *	700,333
15,805	Ozon Holdings PLC - ADR *	467,986
		20,460,135
	Leisure Equipment & Products - 1.1%
20,075	Hayward Holdings, Inc. *	526,567
108,984	Peloton Interactive, Inc. - Class A *	3,897,268
		4,423,835
	Specialty Retail - 0.1%
22,381	Petco Health & Wellness Co., Inc. *	442,920

	Textiles, Apparel & Luxury Goods - 0.4%
32,409	Levi Strauss & Co. - Class A	811,197
14,506	On Holding AG - Class A *	548,472
		1,359,669
		59,346,073
	CONSUMER STAPLES - 1.7%
	Food & Staples Retailing - 0.5%
62,826	Albertsons Cos., Inc. - Class A	1,896,717

	Food Products - 0.5%
23,190	Beyond Meat, Inc. * (a)	1,511,060
34,234	Oatly Group AB - ADR *	272,503
		1,783,563
	Household Products - 0.2%
21,983	Reynolds Consumer Products, Inc.	690,266

See accompanying Notes to Financial Statements

Renaissance IPO ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2021 (Continued)

Shares		Value (US$)
	Personal Products - 0.2%
32,671	Olaplex Holdings, Inc. *	$951,706

	Tobacco - 0.3%
295,225	RLX Technology, Inc. - ADR *	1,151,378
		6,473,630
	FINANCIALS - 7.7%
	Capital Markets - 6.4%
46,592	Coinbase Global, Inc. - Class A *	11,758,423
285,562	Robinhood Markets, Inc. - Class A * (a)	5,071,581
127,931	XP, Inc. - Class A *	3,676,737
42,470	Tradeweb Markets, Inc. - Class A	4,252,946
		24,759,687
	Consumer Finance - 1.0%
224,069	Lufax Holding Ltd. - ADR *	1,261,508
18,455	Upstart Holdings, Inc. *	2,792,242
		4,053,750
	Insurance - 0.3%
23,836	Ryan Specialty Group Holdings, Inc. - Class A *	961,782
		29,775,219
	HEALTH CARE - 12.4%
	Biotechnology - 3.1%
20,576	Beam Therapeutics, Inc. *	1,639,702
32,585	BioNTech SE - ADR *	8,400,413
42,655	Bridgebio Pharma, Inc. *	711,485
21,498	CureVac NV *	737,596
9,425	Legend Biotech Corp. - ADR *	439,299
		11,928,495
	Health Care Equipment & Supplies - 0.8%
65,101	Envista Holdings Corp. *	2,933,451

	Health Care Providers & Services - 1.2%
67,548	agilon health, Inc. *	1,823,796
41,954	Oak Street Health, Inc. *	1,390,356
25,906	Progyny, Inc. *	1,304,367
		4,518,519
	Health Care Technology - 1.0%
101,235	Change Healthcare, Inc. *	2,164,404
19,823	Doximity, Inc. - Class A *	993,727
26,598	GoodRx Holdings, Inc. - Class A *	869,223
		4,027,354
	Life Sciences Tools & Services - 5.0%
34,212	10X Genomics, Inc. - Class A *	5,096,220
10,250	AbCellera Biologics, Inc. *	146,575
44,033	Adaptive Biotechnologies Corp. *	1,235,566
243,743	Avantor, Inc. *	10,271,330
44,415	Maravai LifeSciences Holdings, Inc. - Class A *	1,860,988
40,217	Sotera Health Co. *	947,110
		19,557,789
	Pharmaceuticals - 1.3%
131,628	Royalty Pharma PLC - Class A	5,245,376
		48,210,984
	INDUSTRIALS - 11.5%
	Building Products - 0.5%
44,349	AZEK Co., Inc. *	2,050,698

See accompanying Notes to Financial Statements

Renaissance IPO ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2021 (Continued)

Shares		Value (US$)
	Commercial Services & Supplies - 0.5%
53,874	GFL Environmental, Inc.	$2,039,131

	Marine - 0.1%
9,015	ZIM Integrated Shipping Services Ltd.	530,623

	Professional Services - 0.4%
64,796	Dun & Bradstreet Holdings, Inc. *	1,327,670

	Road & Rail - 9.9%
128,525	DiDi Global, Inc. - ADR *	640,054
33,474	Full Truck Alliance Co. Ltd. - ADR *	280,177
116,986	Hertz Global Holdings, Inc. *	2,923,480
117,595	Lyft, Inc. - Class A *	5,024,834
53,648	TuSimple Holdings, Inc. - Class A *	1,923,281
653,764	Uber Technologies, Inc. *	27,412,325
		38,204,151
	Trading Companies & Distributors - 0.1%
14,629	Core & Main, Inc. - Class A *	443,844
		44,596,117
	INFORMATION TECHNOLOGY - 44.3%
	IT Services - 13.5%
69,177	Affirm Holdings, Inc. *	6,956,439
104,584	Cloudflare, Inc. - Class A *	13,752,796
20,398	DigitalOcean Holdings, Inc. *	1,638,571
19,376	Dlocal Ltd. *	691,529
37,493	Kingsoft Cloud Holdings Ltd. - ADR *	590,515
21,204	Marqeta, Inc. - Class A *	364,073
80,516	Snowflake, Inc. - Class A *	27,274,795
20,749	Squarespace, Inc. - Class A *	612,096
17,500	Thoughtworks Holding, Inc. *	469,175
		52,349,989
	Semiconductors & Semiconductor Equipment - 0.4%
22,196	GLOBALFOUNDRIES, Inc. *	1,442,074

See accompanying Notes to Financial Statements

Renaissance IPO ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2021 (Continued)

Shares		Value (US$)
	Software - 30.4%
21,855	Amplitude, Inc. - Class A *	$1,157,004
62,824	AppLovin Corp. - Class A *	5,921,790
28,639	Asana, Inc. - Class A *	2,135,037
55,840	Bentley Systems, Inc. - Class B	2,698,747
37,171	Bill.com Holdings, Inc. *	9,261,155
3,567	Braze, Inc. - Class A *	275,230
24,004	C3.ai, Inc. - Class A *	750,125
28,213	Confluent, Inc. - Class A *	2,150,959
79,793	Crowdstrike Holdings, Inc. - Class A *	16,337,617
100,857	Datadog, Inc. - Class A *	17,963,640
20,927	DoubleVerify Holdings, Inc. *	696,450
79,631	Dynatrace, Inc. *	4,805,731
13,982	Freshworks, Inc. - Class A *	367,167
4,216	Gitlab, Inc. - Class A *	366,792
13,533	Informatica, Inc. - Class A *	500,450
51,569	Lightspeed Commerce, Inc. *	2,084,935
33,018	McAfee Corp. - Class A	851,534
1,504	Monday.com Ltd. *	464,315
22,707	nCino, Inc. *	1,245,706
671,966	Palantir Technologies, Inc. - Class A *	12,236,501
12,603	Paycor HCM, Inc. *	363,092
24,072	Procore Technologies, Inc. *	1,925,038
36,837	Qualtrics International, Inc. - Class A *	1,304,030
15,998	SentinelOne, Inc. - Class A *	807,739
18,184	Sprout Social, Inc. - Class A *	1,649,107
108,297	UiPath, Inc. - Class A *	4,670,850
60,990	Unity Software, Inc. *	8,720,960
88,115	Zoom Video Communications, Inc. - Class A *	16,205,230
		117,916,931
		171,708,994
	REAL ESTATE - 0.7%
	Real Estate Management & Development - 0.7%
89,664	Compass, Inc. - Class A *	815,046
93,833	KE Holdings, Inc. - ADR *	1,887,920
		2,702,966
		2,702,966

	TOTAL COMMON STOCKS
	(Cost - $438,188,815)	386,668,810
	SHORT-TERM INVESTMENTS - 0.7%
2,449,441	State Street Navigator Securities Lending Government Money Market Portfolio (b)	2,449,441

	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $2,449,441)	2,449,441

See accompanying Notes to Financial Statements

Renaissance IPO ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2021 (Continued)

Shares		Value (US$)
	TOTAL INVESTMENTS - 100.4% (Cost - $440,638,256) (c)	$389,118,251
	LIABILITIES LESS OTHER ASSETS - (0.4) %	(1,377,205)
	NET ASSETS - 100.0%	$387,741,046

*	Non-income producing security.

(a)	Securities (or a portion of the security) on loan. As of December 31, 2021, the market value of securities loaned was $2,402,730. The loaned securities were secured with cash collateral of $2,449,441 and non-cash collateral with a value of $81,195. The non-cash collateral received consists primarily of U.S. treasuries, and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(b)	Represents investments of cash collateral received in connection with securities lending.

(c)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $440,638,256. At December 31, 2021, net depreciation for all securities was $51,520,005. This consists of aggregate gross unrealized appreciation of $16,203,494 and aggregate gross unrealized depreciation of $67,723,499.

ADR - American Depositary Receipt

PLC - Public Limited Company

See accompanying Notes to Financial Statements

Renaissance International IPO ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Value (US$)
	COMMON STOCKS - 99.7%
	BELGIUM - 0.7%
4,531	Azelis Group NV *	$130,124

	BRITAIN - 12.1%
76,369	Airtel Africa PLC	138,205
18,613	Allfunds Group PLC *	366,518
19,812	Bridgepoint Group PLC *	132,205
16,034	Darktrace PLC *	91,195
47,686	Deliveroo PLC *	135,352
37,986	Dr. Martens PLC	220,060
45,636	Oxford Nanopore Technologies PLC *	431,159
8,355	Pepco Group NV *	96,455
72,327	THG PLC *	224,383
32,082	Wise PLC - Class A *	328,550
		2,164,082
	CANADA - 4.0%
9,731	Lightspeed Commerce, Inc. *	392,948
5,028	Nuvei Corp. *	325,938
		718,886
	CHINA - 31.6%
36,034	Akeso, Inc. * (a)	157,121
1,872	Angelalign Technology, Inc. *	59,875
65,825	Blue Moon Group Holdings Ltd. (a)	62,469
5,505	CanSino Biologics, Inc. - Class H * (a)	127,220
199,420	China Feihe Ltd.	267,511
44,315	China Resources Mixc Lifestyle Services Ltd.	206,584
322,952	Evergrande Property Services Group Ltd. * (a)	109,341
9,392	Hangzhou Tigermed Consulting Co. Ltd. - Class H	119,244
72,714	Hansoh Pharmaceutical Group Co. Ltd.	177,179
25,866	Hygeia Healthcare Holdings Co. Ltd. (a)	161,879
46,547	InnoCare Pharma Ltd. *	91,332
53,121	JD Health International, Inc. *	418,630
31,090	JD Logistics, Inc. * (a)	105,460
23,812	Jinke Smart Services Group Co. Ltd. - Class H (a)	103,676
111,596	Jinxin Fertility Group Ltd. *	124,655
48,452	Jiumaojiu International Holdings Ltd.	85,128
4,500	Joinn Laboratories China Co. Ltd. - Class H	37,887
116,979	Kuaishou Technology *	1,080,896
29,518	Linklogis, Inc. - Class B *	27,634
8,956	Medlive Technology Co. Ltd. *	31,241
43,091	Ming Yuan Cloud Group Holdings Ltd. *	98,146
80,691	Nongfu Spring Co. Ltd. - Class H	532,417
10,985	Pharmaron Beijing Co. Ltd. - Class H	169,476
10,539	Poly Property Services Co. Ltd. - Class H	82,852
34,508	Pop Mart International Group Ltd. * (a)	197,819
6,520	Remegen Co. Ltd. - Class H *	65,137
133,642	Shenwan Hongyuan Group Co. Ltd. - Class H	32,564
14,280	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. - Class H	14,907
61,652	Shimao Services Holdings Ltd.	42,854
129,960	Smoore International Holdings Ltd.	662,504
52,852	Sunac Services Holdings Ltd. *	53,885
135,838	Topsports International Holdings Ltd.	137,449
		5,644,972

See accompanying Notes to Financial Statements.

Renaissance International IPO ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2021 (Continued)

Shares		Value (US$)
	FRANCE - 3.4%
2,017	Antin Infrastructure Partners SA *	$79,224
6,661	La Francaise des Jeux SAEM	295,304
1,655	OVH Groupe SAS *	47,859
5,376	Verallia SA	189,493
		611,880
	GERMANY - 0.9%
2,505	About You Holding SE *	58,351
3,827	Traton SE	96,465
		154,816
	HONG KONG - 6.3%
129,528	Budweiser Brewing Co. APAC Ltd.	339,703
140,229	ESR Cayman Ltd. *	473,871
31,838	HUTCHMED China Ltd. *	231,511
49,256	JS Global Lifestyle Co. Ltd.	83,003
		1,128,088
	ITALY - 3.9%
43,474	Nexi SpA *	692,437

	JAPAN - 1.3%
2,761	Freee KK *	152,656
1,066	JMDC, Inc. *	79,512
		232,168
	NETHERLANDS - 1.7%
4,671	CTP NV	99,445
6,386	JDE Peet’s NV	197,030
		296,475
	NORWAY - 2.6%
21,216	Adevinta ASA *	282,589
45,669	AutoStore Holdings Ltd. *	180,388
		462,977
	PHILIPPINES - 1.6%
160,442	Converge Information and Communications Technology Solutions, Inc. *	100,370
613,431	Monde Nissin Corp. *	194,883
		295,253
	POLAND - 2.6%
29,547	Allegro.eu SA *	284,973
15,426	InPost SA *	186,127
		471,100
	RUSSIA - 0.6%
7,304	Fix Price Group Ltd. - GDR	55,145
6,570	Fix Price Group Ltd. - GDR	49,604
		104,749
	SPAIN - 0.8%
3,781	Corp. ACCIONA Energias Renovables SA *	140,246

	SWEDEN - 19.4%
21,139	EQT AB	1,153,309
13,082	Nordnet AB publ	251,326
24,191	Storskogen Group AB - Class B *	163,170
779	Truecaller AB - Class B *	9,811
222,685	Volvo Car AB - Class B *	1,898,054
		3,475,670

See accompanying Notes to Financial Statements.

Renaissance International IPO ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2021 (Continued)

Shares		Value (US$)
	SWITZERLAND - 1.9%
1,128	PolyPeptide Group AG *	$169,596
7,738	Softwareone Holding AG *	167,804
		337,400
	THAILAND - 4.0%
546,934	Asset World Corp. PCL *	75,970
212,309	Central Retail Corp. PCL	203,379
212,740	PTT Oil & Retail Business PCL	171,950
91,619	SCG Packaging PCL (a)	189,930
73,722	Sri Trang Gloves Thailand PCL	66,759
		707,988
	UNITED STATES - 0.3%
48,863	GQG Partners, Inc. *	62,568

	TOTAL COMMON STOCKS (Cost - $20,819,519)	17,831,879
	SHORT-TERM INVESTMENTS - 1.2%
203,826	State Street Navigator Securities Lending Government Money Market Portfolio (b)	203,826

	TOTAL SHORT-TERM INVESTMENTS (Cost - $203,826)	203,826

	TOTAL INVESTMENTS - 100.9% (Cost - $21,023,345) (c)	$18,035,705
	LIABILITIES LESS OTHER ASSETS - (0.9) %	(154,808)
	NET ASSETS - 100.0%	$17,880,897

*	Non-income producing security.

(a)	Securities (or a portion of the security) on loan. As of December 31, 2021, the market value of securities loaned was $703,403. The loaned securities were secured with cash collateral of $203,826 and non-cash collateral with a value of $532,986. The non-cash collateral received consists primarily of U.S. treasuries, and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(b)	Represents investments of cash collateral received in connection with securities lending.

(c)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $21,023,345. At December 31, 2021, net depreciation for all securities was $2,987,640. This consists of aggregate gross unrealized appreciation of $374,967 and aggregate gross unrealized depreciation of $3,362,607.

GDR - Global Depositary Receipt

PLC - Public Limited Company

See accompanying Notes to Financial Statements.

Renaissance IPO ETFs
Notes to Financial Statements
For the Period Ended December 31, 2021 (Unaudited)

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

SECURITY VALUATION: The values of the Funds’ securities are based on the securities’ closing prices on their principal markets, where available. In the absence of a last reported sales price, values may be based on the mean between the last bid and ask prices, if available. For restricted securities, as well as securities or other assets for which market quotations are not readily available or are unreliable, those securities are to be valued at fair value using good faith estimates as determined in accordance with the Trust’s Fund Securities Valuation Procedures, which is approved annually by the Board of Trustees (the “Board”). There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the Fair Value Committee, after consulting with representatives of the Fund’s Adviser, Renaissance Capital LLC (the “Advisor”), and/or the Fund’s Administrator, State Street Bank and Trust, shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) market prices for a security or securities deemed comparable, including the frequency of trades or quotes for the security and comparable securities; (ii) dealer valuations of a security or securities deemed comparable; (iii) short-term instruments with maturities of 60 days or less at the date of the purchase are valued at amortized cost, which approximates fair value; short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost; and (iv) determinations of value by one or more pricing services for a security or securities deemed comparable. The Funds may also use fair value pricing in a variety of circumstances, including, but not limited to, situations where the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded, or where trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the NAV of the Funds and the prices used by each of the Funds’ benchmark indices, the Renaissance IPO Index and the Renaissance International IPO Index, respectively (the “Indices”). This may adversely affect the Funds’ ability to track the Indices.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At December 31, 2021, all of the Funds’ investments were valued based on Level 1 inputs, except as noted and detailed on the Portfolio of Investments.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.